Offerings - Offering: 1	Aug. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001 per share
Amount Registered | shares	8,497,406
Proposed Maximum Offering Price per Unit	38.09
Maximum Aggregate Offering Price	$ 323,666,194.54
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,553.3
Offering Note
(1)
The Form
S-8
registration statement to which this Exhibit 107 is attached (the “Registration Statement”) registers 8,497,406 shares of Class A common stock, par value $0.000001 per share (“Class A Common Stock”), of Viper Energy, Inc. (f/k/a New Cobra Pubco, Inc.), a Delaware corporation, that may be delivered with respect to awards under the Viper Energy, Inc. Amended and Restated 2024 Long Term Incentive Plan (as amended from time to time, the “Viper LTIP”), which shares consist of shares of Class A Common Stock reserved and available for delivery with respect to awards under the Viper LTIP and additional shares of Class A Common Stock that may again become available for delivery with respect to awards under the Viper LTIP. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Class A Common Stock that may become issuable pursuant to the anti-dilution adjustment provisions of the Viper LTIP.

(2)
The proposed maximum offering price per share and maximum aggregate offering price for the shares of Class A Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, using the average of the high and low prices per share of the Class A common stock, par value $0.000001 per share (“Old Viper Class A Common Stock”) of VNOM Sub, Inc. (f/k/a Viper Energy, Inc.), a Delaware corporation reported on the Nasdaq Global Select Market on August 15, 2025, which date is within five business days of the filing of this Registration Statement. As a result of a corporate transaction that was completed on August 19, 2025 (the “Corporate Transaction”), each share of Old Viper Class A Common Stock outstanding at the effective time of the Corporate Transaction was converted into one share of Class A Common Stock.